SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]
27. SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended December 31,
	2022	2021
Other adjustments to investing activities:
Purchase of marketable securities	($1,728)	($3,522)
Proceeds from disposal of marketable securities	2,739	2,564
Cash received on settlement of silver futures	4,007	533
	$5,018	($425)
Net change in non-cash working capital items:
(Increase) in trade and other receivables	($870)	($3,386)
Decrease in value added taxes receivable	1,732	9,839
(Increase) in inventories	(3,447)	(8,956)
(Increase) in prepaid expenses and other	(316)	(903)
(Decrease) increase in income taxes payable	(4,426)	3,332
(Decrease) increase in trade and other payables	(22,748)	16,580
Decrease (increase) in restricted cash (Note 19)	2,389	(48,010)
	($27,686)	($31,504)
Non-cash investing and financing activities:
Shares received from disposition of royalty portfolio	$21,507	$—
Disposition of mining claims in relation to sale of royalty portfolio	(17,206)	—
Acquisition of Jerritt Canyon	—	466,300
Transfer of share-based payments reserve upon settlement of RSU's	1,897	963
Transfer of share-based payments reserve upon exercise of options	2,208	8,643
Acquisition of mining interests	—	(3,750)
Assets acquired by finance lease	(3,109)	(4,001)
Conversion to common shares upon settlement of the convertible note	—	(23,230)
	$5,297	$444,925
As at December 31, 2022, cash and cash equivalents include $1.4 million (December 31, 2021 - $6.4 million) that are held in-trust as bonds for tax audits in Mexico.